PREPAYMENTS, OTHER RECEIVABLES AND DEPOSITS (Summary of Deposits) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deposits for office leases and others	¥ 5,764	$ 886	¥ 5,810